Income Taxes (Current and Deferred) - Schedule of Expirations of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 993	€ 877
Deferred tax liabilities	(265)	(293)
Total net deferred tax assets (liabilities)	728	584
Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,429	1,294
Deferred tax liabilities	(701)	(710)
Total net deferred tax assets (liabilities)	728	€ 584
Within 1 year [member] | Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	423
Deferred tax liabilities	(28)
Total net deferred tax assets (liabilities)	395
Beyond 1 year [member] | Deferred [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,006
Deferred tax liabilities	(673)
Total net deferred tax assets (liabilities)	€ 333